EMPLOYEE BENEFIT PLANS (Tables)	3 Months Ended
Mar. 31, 2012
EMPLOYEE BENEFIT PLANS
Schedule of stock option activity

	Options	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value	Weighted Average Remaining Life
			(In Millions)
Outstanding as of December 31, 2011	33,993,572	$6.26
Granted	1,760,000	5.65
Exercised	(2,409,980)	1.91
Forfeited/Expired	(308,383)	5.67
Outstanding as of March 31, 2012	33,035,209	$6.55	$60	5.1 years
Vested and expected to vest at March 31, 2012	33,001,354	$6.55	$60	5.1 years
Exercisable as of March 31, 2012	31,107,224	$6.62	$60	4.9 years

Schedule of assumptions used to determine fair value of stock options
Three Months Ended March 31, 2012
Top Eleven Employees
Expected volatility	52%
Expected dividend yield	0%
Expected life	6.9 years
Expected forfeiture rate	2%
Risk-free interest rate	1.41%
Early exercise threshold	70% gain
Early exercise rate	20% per year

Schedule of information about stock options by range of exercise prices

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
$0.00 to $1.149	13,967,335	6.9 years	$1.14	13,967,335	$1.14
$1.15 to $10.639	11,961,317	5.3 years	7.14	10,033,332	7.48
$10.64 to $13.959	2,864,135	1.9 years	12.11	2,864,135	12.11
$13.96 to $17.589	3,594,422	0.8 years	17.09	3,594,422	17.09
$17.59 to $28.759	612,000	0.6 years	28.16	612,000	28.16
$28.76 and over	36,000	0.3 years	45.14	36,000	45.14
	33,035,209	5.1 years	$6.55	31,107,224	$6.62

Schedule of restricted stock unit activity

	Restricted Stock Units	Weighted Average Grant Date Fair Value Per Unit
Unvested as of December 31, 2011	7,709,226	$6.13
Granted	5,122,500	5.63
Vested	(3,219,252)	5.93
Forfeited	(351,987)	6.04
Unvested as of March 31, 2012	9,260,487	$5.93